Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income, Net of Tax

The following table shows the changes in the components of AOCI, net of tax (in millions):

	Foreign	Cash	Defined
	Currency	Flow	Benefit	Total
	Translation	Hedges	Plan Items	AOCI
Balance December 31, 2024	$(239.0)	$88.2	$(112.0)	$(262.8)
AOCI before reclassifications	69.8	(6.3)	37.6	101.1
Reclassifications to statements of earnings	-	(45.3)	1.3	(44.0)
Balance December 31, 2025	$(169.2)	$36.6	$(73.1)	$(205.7)

Reclassification Adjustments from Accumulated Other Comprehensive Income

The following table shows the reclassification adjustments from AOCI (in millions):

	Amount of Gain / (Loss)
	Reclassified from AOCI
	For the Years Ended December 31,			Location on
Component of AOCI	2025	2024	2023	Statements of Earnings
Cash flow hedges
Foreign exchange forward contracts	$56.3	$85.3	$94.1	Cost of products sold
Forward starting interest rate swaps	(0.7)	(0.7)	(0.7)	Interest expense, net
	55.6	84.6	93.4	Total before tax
	10.3	14.7	16.0	Provision for income taxes
	$45.3	$69.9	$77.4	Net of tax
Defined benefit plans
Settlements, Prior service cost and unrealized actuarial gain	$(1.9)	$1.1	$6.1	Other income (expense), net
	(0.6)	0.5	0.3	Provision for income taxes
	$(1.3)	$0.6	$5.8	Net of tax
Total reclassifications	$44.0	$70.5	$83.2	Net of tax

Tax Effects on Each Component of Accumulated Other Comprehensive Income Recognized in Statements of Comprehensive Income (Loss)

The following table shows the tax effects on each component of AOCI recognized in our consolidated statements of comprehensive income (loss) (in millions):

	For the Years Ended December 31,
	Before Tax			Tax			Net of Tax
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Foreign currency cumulative translation adjustments	$7.1	$(40.3)	$(2.9)	$(62.7)	$39.3	$(12.8)	$69.8	$(79.6)	$9.9
Unrealized cash flow hedge (losses) gains	(6.7)	116.0	84.8	(0.4)	21.2	13.7	(6.3)	94.8	71.1
Reclassification adjustments on cash flow hedges	(55.6)	(84.6)	(93.4)	(10.3)	(14.7)	(16.0)	(45.3)	(69.9)	(77.4)
Adjustments to prior service cost and unrecognized actuarial assumptions	48.7	(18.6)	(17.0)	9.8	(1.5)	(1.7)	38.9	(17.1)	(15.3)
Total Other Comprehensive (Loss) Income	$(6.5)	$(27.5)	$(28.5)	$(63.6)	$44.3	$(16.8)	$57.1	$(71.8)	$(11.7)